CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 6,375,345	$ 8,200,831
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(3,706,667)	(79,687)
Unrealized change in fair value of warrants liabilities	(6,715,041)	(10,712,133)
Gain on forgiveness of deferred underwriting fee payable	(162,571)
Offering costs allocated to warrant liabilities		655,046
Changes in operating assets and liabilities:
Prepaid assets	331,144	(372,430)
Franchise tax payable	321,366	200,000
Deferred tax liability	588,899
Accrued expenses	1,986,097	613,585
Net cash used in operating activities	(981,428)	(1,494,788)
Cash Flows from Investing Activities:
Principal invested into Trust account		(276,000,000)
Withdraw from Trust Account	401,925
Net cash provided by (used in) investing activities	401,925	(276,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriter fee		270,480,000
Offering costs		(369,212)
Proceeds from issuance of Private Placement Warrants		7,820,000
Proceeds from working capital loans		100,000
Borrowing from promissory note	150,000	35,192
Repayment of promissory note		(73,780)
Net cash provided by financing activities	150,000	277,992,200
Net Change in Cash	(429,503)	497,412
Cash - Beginning of Year	497,412
Cash - End of Year	67,909	497,412
Supplemental Disclosure of Non-cash Financing Activities:
Deferred underwriters' discount payable		9,660,000
Forgiveness of deferred underwriting fee payable allocated to Class A common stock	$ 3,604,829
Conversion of Working Capital Loans to Private Placement Warrants		$ 100,000